Property and Equipment, Net (Details Narrative) (10-KT) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 14	$ 15	$ 10	$ 6	$ 38	$ 25